U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                           --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /x/
                                                                          --

                  Pre-Effective Amendment No.      1
                                              ----------
                  Post-Effective Amendment No.
                                               ----------

                                     and/or
                                                                           --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /x/
                                                                          --
                  Amendment No.     1
                               ----------

                        (Check appropriate box or boxes)

                        ATALANTA/SOSNOFF INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                                 101 Park Avenue
                            New York, New York 10178
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 867-5000

                                Anthony G. Miller
                 Atalanta/Sosnoff Capital Corporation (Delaware)
                                 101 Park Avenue
                            New York, New York 10178
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Cassandra M. Wambaugh
                         Countrywide Fund Services, Inc.
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                        ATALANTA/SOSNOFF INVESTMENT TRUST

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(A)
                        UNDER THE SECURITIES ACT OF 1933
                        --------------------------------

PART A
------

Item No.   Registration Statement Caption          Caption in Prospectus
--------   ------------------------------          ---------------------

1.         Cover Page                              Cover Page

2.         Synopsis                                Expense Information

3.         Condensed Financial Information         Performance Information

4.         General Description of Registrant       Operation of the Fund;
                                                   Investment Objective,
                                                   Investment Methodology and
                                                   Risk Considerations

5.         Management of the Fund                  Operation of the Fund

6.         Capital Stock and Other Securities      Cover Page; Operation of the
                                                   Fund; Dividends and
                                                   Distributions; Taxes

7.         Purchase of Securities Being Offered    How to Purchase Shares;
                                                   Shareholder Services;
                                                   Service Plan; Calculation of
                                                   Share Price; Application

8.         Redemption or Repurchase                How to Redeem Shares;
                                                   Shareholder Services

9.         Pending Legal Proceedings               Inapplicable


PART B
------
                                                   Caption in Statement
                                                   of Additional
Item No.   Registration Statement Caption          Information
--------   ------------------------------          --------------------

10.        Cover Page                              Cover Page

11.        Table of Contents                       Table of Contents


                                       (i)

12.        General Information and History         The Trust

13.        Investment Objectives and Policies      Definitions, Policies and
                                                   Risk Considerations; Quality
                                                   Ratings of Corporate Bonds
                                                   and Preferred Stocks;
                                                   Investment Limitations;
                                                   Securities Transactions;
                                                   Portfolio Turnover

14.        Management of the Fund                  Trustees and Officers

15.        Control Persons and Principal Holders   Inapplicable
           of Securities

16.        Investment Advisory and Other Services  The Investment Adviser;
                                                   Service Plan; Custodian;
                                                   Auditors; Countrywide Fund
                                                   Services, Inc.

17.        Brokerage Allocation and Other          Securities Transactions
           Practices

18.        Capital Stock and Other Securities      The Trust

19.        Purchase, Redemption and Pricing of     Calculation of Share
           Securities Being Offered                Price; Other Purchase
                                                   Information; Redemption in
                                                   Kind

20.        Tax Status                              Taxes

21.        Underwriters                            The Distributor

22.        Calculation of Performance Data         Historical Performance
                                                   Information

23.        Financial Statements                    Statement of Assets and
                                                   Liabilities

PART C
------

     The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                                    PROSPECTUS
                                                                    May __, 1998


                        ATALANTA/SOSNOFF INVESTMENT TRUST
                                 101 PARK AVENUE
                            NEW YORK, NEW YORK 10178
                                 (877) 767-6633

                              ATALANTA/SOSNOFF FUND
--------------------------------------------------------------------------------

     The Atalanta/Sosnoff Fund (the "Fund"), a separate series of the Atalanta/Sosnoff Investment Trust, seeks long-term capital appreciation, through equity investments in companies entering into a cycle of accelerating earnings momentum.


     Atalanta/Sosnoff Capital Corporation (Delaware) (the "Adviser"), 101 Park Avenue, New York, New York 10178, manages the Fund's investments. The Adviser is a registered investment adviser that has advised individual, institutional and corporate clients since 1982.


     This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated May ___, 1998 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. The Fund's address is 101 Park Avenue, New York, New York 10178 and its telephone number is toll-free: 1-877-SOSNOFF (1-877-767-6633). A copy of the Statement of Additional Information can be obtained at no charge by calling or writing the Fund.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Expense Information ......................................................     2
Prior Performance of the Adviser .........................................     3
Investment Objective, Investment Methodology and
  Risk Considerations ....................................................     5
How to Purchase Shares ...................................................    12
Shareholder Services .....................................................    13
How to Redeem Shares .....................................................    14
Dividends and Distributions ..............................................    15
Taxes ....................................................................    16
Operation of the Fund ....................................................    17
Service Plan .............................................................    19
Calculation of Share Price ...............................................    20
Performance Information ..................................................    21

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

EXPENSE INFORMATION
-------------------

Shareholder Transaction Expenses
--------------------------------

     Sales Load Imposed on Purchases . . . . . . . . . . . . . . .  None
     Sales Load Imposed on Reinvested Dividends. . . . . . . . . .  None
     Redemption Fees . . . . . . . . . . . . . . . . . . . . . . .  None*


* A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $9. See "How to Redeem Shares."

Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------

     Management Fees . . . . . . . . . . . . . . . . . .   .75%
     12b-1 Fees. . . . . . . . . . . . . . . . . . . . .   .25% (A)
     Other Expenses. . . . . . . . . . . . . . . . . . .   .50%
                                                          -----
     Total Fund Operating Expenses . . . . . . . . . . .  1.50%
                                                          =====

(A) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers.


The purpose of this table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on estimated amounts for the current fiscal year. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example
-------

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                              1 Year              $15
                              3 Years              47

PRIOR PERFORMANCE OF THE ADVISER
--------------------------------

     The investment performance illustrated below represents the composite performance of all the separate accounts (the "Equity Composite") managed by entities controlled by the Chief Investment Officer and Chairman of the Adviser's investment committee, Martin T. Sosnoff, which were managed with investment objectives, policies and strategies substantially similar to those to be employed by the Adviser in managing the Fund. The performance prior to January 1, 1983 represents the average account performance of Atalanta Capital Corp. The performance from January 1, 1983 forward, represents the composite performance of the Adviser's separate accounts. Mr. Sosnoff founded Atalanta Capital Corp. in 1970 and became its Chief Investment Officer January 1, 1976. When Mr. Sosnoff terminated his association with Atalanta Capital in 1982, he transferred all the separate accounts he managed ("Equity Composite") to the Adviser. The investment philosophy and practices employed by Mr. Sosnoff in managing the Equity Composite accounts at Atalanta Capital Corp. were substantially the same as those employed by the Adviser.

     The performance data below represents the prior performance of the Equity Composite and not the prior performance of the Fund and should not be relied upon by investors as an indication of future performance of the Fund. Should material differences develop between the investment objectives and strategies of the Fund and those employed in managing the Equity Composite, such differences will be disclosed. As a point of comparison, the performance of the Standard & Poor's 500 Stock Index (the "S&P 500 Index") is also presented. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement.

PERIODIC RATES OF RETURN

                                Equity Composite*                          S&P
                                (dollar weighted                           500
                                and net of fees)                          Index
                                ----------------                          -----
1976                                 33.66%                               23.81%
1977                                  3.63%                               -7.42%
1978                                 13.60%                                6.39%
1979                                 20.66%                               18.45%
1980                                 30.85%                               32.45%
1981                                  2.85%                               -4.92%
1982                                 32.85%                               21.50%
1983                                 21.25%                               22.46%
1984                                  5.01%                                6.23%
1985                                 29.46%                               31.67%
1986                                 15.77%                               18.61%
1987                                  3.94%                                5.18%
1988                                  5.89%                               16.50%
1989                                 34.95%                               31.60%

PERIODIC RATES OF RETURN

                               Equity Composite*                           S&P
                               (dollar weighted                            500
                               and net of fees)                           Index
                               ----------------                           -----
1990                                 -0.70%                               -3.11%
1991                                 46.63%                               30.33%
1992                                  4.63%                                7.62%
1993                                 18.05%                               10.06%
1994                                 -3.52%                                1.31%
1995                                 34.76%                               37.58%
1996                                 10.55%                               22.96%
1997                                 25.86%                               33.37%
Quarter ended
March 31, 1998                       12.92%                               13.95%

Annualized Return
For Periods Ended
March 31                        Equity Composite                   S&P 500 Index
----------------                ----------------                   -------------
1 year                               38.95%                               48.02%
5 years                              16.83%                               22.40%
10 years                             17.84%                               18.91%
Since Inception                      17.38%                               16.19%

* The above returns represent the performance of Atalanta Capital Corp. from 1976 through 1982 when Mr. Sosnoff was Chief Investment Officer of Atalanta Capital Corp. When Mr. Sosnoff terminated his relationship with Atalanta Capital Corp. and founded the Atalanta/Sosnoff Capital Corporation (Delaware), the investment adviser to the Fund (the "Adviser"), he transferred these accounts to the Adviser. From 1983 forward, the table illustrates the composite performance of the Adviser.

     While the Adviser will employ for the Fund investment objectives, policies and strategies that are substantially similar to those that were employed in managing the Equity Composite, the Adviser, in managing the Fund, may be subject to certain restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code on its investment activities to which, as the investment adviser to the Equity Composite, it was not previously subject. Examples include limits on the percentage of assets invested in securities of issuers in a single industry and requirements on distributing income to shareholders. Such restrictions, if they had been applicable to the Equity Composite, may have adversely affected the performance result of the Equity Composite.

     Operating expenses may be incurred by the Fund which were not incurred by the Equity Composite. The Fund's fees and expenses are higher than those of the Equity Composite and the Fund's fee/expense structure would lower the performance results. While the Equity

Composite incurs inflows and outflows of cash, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not impact the Fund's performance. It is not intended that the foregoing performance data be relied upon by investors as an indication of future performance of the Fund.

     The performance data above represents the prior performance of the Equity Composite and not the prior performance of the Fund and should not be relied upon by investors as an indication of future performance of the Fund. The performance of the Equity Composite, which is unaudited, has been computed by the Adviser in accordance with the standards formulated by the Association for Investment Management and Research ("AIMR"). This method of calculating performance differs from the standardized methodology used by mutual funds to calculate performance and results in a total return different from that derived from the standardized methodology. The Adviser believes, however, that the Equity Composite's performance would be substantially the same if it was recalculated in accordance with the standardized methodology. All performance data presented is net of advisory fees and other expenses.


INVESTMENT OBJECTIVE, INVESTMENT METHODOLOGY AND RISK CONSIDERATIONS
--------------------------------------------------------------------


     The Fund is a series of the Atalanta/Sosnoff Investment Trust (the "Trust"). The investment objective of the Fund is to seek long-term capital appreciation, through equity investments in companies entering into a cycle of accelerating earnings momentum. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     The Fund seeks to achieve its investment objective by investing primarily in the common stocks of companies which, in the opinion of the Adviser, are entering a cycle of accelerating earnings momentum.

     The Adviser determines stock selection using quantitative screening techniques and fundamental investment analysis. The Adviser first employs a quantitative screening strategy to its large capitalization universe of stocks by searching for companies which may have the following general characteristics, among others: market capitalization over $500 million; earnings growth rate above market for at least 12 months; relative price/earnings ratio in the lower one-third of its historical range over the past 5 years; and earnings per share estimated by the Adviser to be above the consensus as reported in financial industry publications. Through its evaluation of these general criteria, the Adviser reduces the initial universe of stocks to a "focus list" of stocks which are then subjected to further fundamental research analysis. The Adviser may examine various factors including, but not limited to, the following:

     Earnings Momentum - Which companies will experience an accelerating rate of growth during the next business cycle?

     Growth Rate P/E - What price to earnings ratio is being paid for the growth rate and where does that place it relative to its peers?

     Earnings Stability - How consistently has the company been able to grow operating income over an economic cycle?

     Price Performance - Has the stock outperformed the market indices through the current stock market cycle?

     The Adviser may also cultivate a dialogue with the senior management of the companies it analyzes. Such a hands-on approach emphasizes direct contact whereby impressions gained by interviewing management are verified against the assessments of vendors, competitors and suppliers. The Adviser's conclusions are often quantified by the development of an earnings model which may be gauged against the investment community's expectations.

     The Adviser's fundamental approach is disciplined by two additional steps. First, prospective purchases are screened against valuation criteria such as historical and relative price to earnings ratios. Next, specific target prices are established for each stock. Securities are bought and sold based upon the relationship of the current stock price to the target price.

     Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate.

     Under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks and securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants). The Fund may invest in preferred stocks and bonds which are rated at the time of purchase in the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's Ratings Group (AAA, AA, A or BBB) or in unrated securities determined by the Adviser to be of comparable quality. Preferred stocks and bonds rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of these securities to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below Baa or BBB, and the Adviser will consider such an event to be relevant in its determination of whether the Fund should continue to hold such security.

     When the Adviser believes substantial price risks exist for common stocks and securities convertible into common stocks because of uncertainties in the investment outlook or when in the judgment of the Adviser it is otherwise warranted in selling to manage the Fund's portfolio, the Fund may temporarily hold for defensive purposes all or a portion of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper, shares of money market investment companies, U.S. Government obligations having a maturity of less than one year or repurchase agreements.

ADDITIONAL INVESTMENT INFORMATION
---------------------------------

     U.S. GOVERNMENT OBLIGATIONS. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. Other U.S. Government obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and security of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Fund are not guaranteed or backed by the Unites States Government.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and the largest and, in the Adviser's judgment, most creditworthy primary U.S. Government securities dealers. The Fund will enter into repurchase agreements which are collateralized by U.S. Government obligations or other liquid high-grade debt obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     FOREIGN SECURITIES. The Fund will invest primarily in domestic equity securities, although it may invest in foreign companies through the purchase of sponsored American Depository Receipts (certificates of ownership issued by an American bank or trust company as a convenience to investors in lieu of the underlying shares which such bank or trust company holds in custody) or other securities of foreign issuers that are publicly traded in the United States. To the extent that the Fund invests in such securities, such investments may be subject to special risks, including future political and economic developments and the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions, that might affect an investment adversely.

     OPTIONS AND FUTURES. The Fund may write covered call and covered put options on equity securities that the Fund is eligible to purchase. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund. These options are covered by the Fund because, in the case of call options, it will own the underlying securities as long as the option is outstanding or because, in the case of put options, it will maintain a segregated account of cash, U.S. Government obligations or other liquid securities which can be liquidated promptly to satisfy any obligation of the Fund to purchase the underlying securities. The Fund may also write straddles (combinations of puts and calls on the same underlying security). The Fund will receive a premium from writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

     The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options on securities or on relevant stock indices to hedge against an increase in the value of securities that the Fund wants to buy sometime in the future. The premium paid for the call option and any transaction costs will increase the cost of securities acquired, upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless.

     The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     The Fund may purchase either exchange-traded or over-the-counter options on securities. The Fund's ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The Fund will not purchase any option, which in the opinion of the Adviser, is illiquid if, as a result thereof, more than 15% of the Fund's net assets would be invested in illiquid securities.

     The Fund may purchase and sell futures contracts, including stock index futures contracts, to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes. Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

     The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

     LENDING PORTFOLIO SECURITIES. The Fund may, from time to time, lend securities on a short-term basis (i.e., for up to seven days) to banks, brokers and dealers and receive as collateral cash, U.S. Government obligations or irrevocable bank letters of credit (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. It is the present intention of the Trust, which may be changed without shareholder approval, that loans of portfolio securities will not be made with respect to the Fund if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets. Securities lending will afford the Fund the opportunity to earn additional income because the Fund will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights. The Fund may pay reasonable fees in connection with arranging such loans.

     BORROWING AND PLEDGING. The Fund may borrow money from banks provided that, immediately after any such borrowing, there is asset coverage of 300% for all borrowings of the Fund. The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares. It is the Fund's present intention, which may be changed by the Board of Trustees without shareholder approval, to limit its borrowings to 5% of its total assets and to borrow only for emergency or extraordinary purposes and not for leverage.

     PORTFOLIO TURNOVER. The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it is not expected to exceed 150%, but may be either higher or lower. A 100% turnover rate would occur, for example, if all the securities of the Fund were replaced once in a one-year period. High turnover involves correspondingly greater commission expenses and transaction costs. High turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes").

HOW TO PURCHASE SHARES
----------------------


     Your initial investment in the Fund ordinarily must be at least $5,000 ($2,000 for tax-deferred retirement plans). The Fund may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Trust's transfer agent, Countrywide Fund Services, Inc. (the "Transfer Agent"), by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Distributor by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent, by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

     You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Atalanta/Sosnoff Fund." An account application is included in this Prospectus.


     The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust and the Distributor reserve the rights to limit the amount of investments and to refuse to sell to any person.

     Investors should be aware that the Fund's account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.


     You may also purchase shares of the Fund by wire. Please telephone the Transfer Agent (Nationwide call toll-free 1-877-SOSNOFF (1-877-767-6633)) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money.


     Your investment will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Trust reserves the right to charge shareholders for this service upon thirty days prior notice to shareholders.


     You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Atalanta/Sosnoff Fund." Bank wires should be sent as outlined above. You may also make additional investments at the Trust's offices at 101 Park Avenue, New York, New York. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such a requirement.


SHAREHOLDER SERVICES
--------------------


     Contact  the  Transfer  Agent  (Nationwide  call  toll-free   1-877-SOSNOFF
(1-877-767-6633)) for additional information about the shareholder services described below.

     Automatic Withdrawal Plan
     -------------------------

     If the shares in your account have a value of at least $25,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $100 each. There is no charge for this service.

     Tax-Deferred Retirement Plans
     -----------------------------

     Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

     --   Keogh Plans for self-employed individuals
     -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs
     -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision
     -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code.

     Direct Deposit Plans
     --------------------

     Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

     Automatic Investment Plan
     -------------------------

     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account on either the 15th or the last business day of the month. The minimum initial and subsequent investments must be $100 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

HOW TO REDEEM SHARES
--------------------

     You may redeem shares of the Fund on each day that the Trust is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.


     Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, you will be charged a $9 processing fee by the Fund's custodian. The Trust reserves the right, upon thirty days written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.


     You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

     You will receive the net asset value per share next determined after receipt by the Transfer Agent of your redemption request in the form described above. Payment is made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire. At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

     The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

     Distributions are paid according to one of the following options:

     Share Option -           income    distributions    and    capital    gains
                              distributions reinvested in additional shares.

     Income Option -          income  distributions and short-term capital gains
                              distributions  paid  in  cash;  long-term  capital
                              gains   distributions   reinvested  in  additional
                              shares.

     Cash Option -            income    distributions    and    capital    gains
                              distributions paid in cash.

     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES
-----

     The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any realized capital gains to its shareholders. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations.

     Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

     The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. See "Taxes" in the Statement of Additional Information for further information.

OPERATION OF THE FUND
---------------------

     The Fund is a diversified series of the Atalanta/Sosnoff Investment Trust (the "Trust"), an open-end management investment company organized as an Ohio business trust on January 29, 1998. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

     The Trust retains Atalanta/Sosnoff Capital Corporation (Delaware), 101 Park Avenue, New York, New York 10178 (the "Adviser"), to manage the Fund's investments. The Adviser is a registered investment adviser that has been advising individual, institutional and corporate clients since 1982. The Adviser is a wholly-owned subsidiary of Atalanta/Sosnoff Capital Corporation ("A/SCC"), a public company listed as a member firm of the New York Stock Exchange. Martin
T. Sosnoff is the controlling shareholder of A/SCC.

     The Fund pays the Adviser a fee, payable monthly, at the annual rate of .75% of the average value of its daily net assets. The Adviser has not previously provided investment advisory services to a regulated investment company. As of the date of this Prospectus, the Adviser is the sole shareholder of the Fund.

     An investment committee of three senior executives of the Adviser is primarily responsible for managing the Fund's portfolio. Martin T. Sosnoff, C.F.A., Chairman of the Board of the Adviser and A/SCC, chairs this committee. Mr. Sosnoff founded the Adviser in 1981. He has authored two books on the money management business, Humble on Wall Street (1975) and Silent Investor, Silent Loser (1986), and currently writes a column for Forbes magazine. Craig B. Steinberg is President and a Director of the Adviser and has been employed by the Adviser since 1985. Paul P. Tanico is Executive Vice President of the Adviser and has been employed by the Adviser since 1997. He has been General Partner of Castlerock Partners, an investment partnership, since 1993.

     In addition to the advisory fee, the Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent, administrator, and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

     Atalanta/Sosnoff Management Corporation, 101 Park Avenue, New York, New York (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as principal underwriter for the Fund and, as such, is the exclusive agent for distribution of the Fund's shares. Martin T. Sosnoff, Chairman of the Board of the Adviser and A/SCC, is also Chairman of the Board of the Distributor.

     The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio (the "Transfer Agent"), to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent. The Transfer Agent is a wholly-owned indirect subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Transfer Agent also provides accounting and pricing services to the Fund. The Transfer Agent receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

     In addition, the Transfer Agent has been retained to provide administrative services to the Fund. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Fund pays the Transfer Agent a fee, payable monthly, for these administrative services at the annual rate of .15% of the average value of its daily net assets up to $50,000,000, .125% of such assets from $50,000,000 to $100,000,000 and .10% of such assets in excess of $100,000,000;
provided, however, that the minimum fee is $1,000 per month.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 (the "1940 Act") and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Distributor.

     Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.


SERVICE PLAN
------------

     Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a service plan (the "Plan") under which the Fund is required to compensate the Distributor for its services to the Fund. The Distributor is responsible for the payment of any expenses related to the distribution or promotion of Fund shares, including payments to securities dealers and others who are engaged in activites related to the servicing of shareholder accounts such as maintaining personnel who render  shareholder  support  services  not  otherwise  provided by the Transfer
Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares or the servicing of the Fund's shareholders.

     The annual limitation for payments to the Distributor pursuant to the Plan is .25% of the Fund's average daily net assets. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments to the Distributor after the date the Plan terminates.

     Pursuant to the Plan, the Distributor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


CALCULATION OF SHARE PRICE
--------------------------

     On each day that the Trust is open for business, the share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------

     From time to time, the Fund may advertise its "average annual total return." Average annual total return figures are based on historical earnings and are not intended to indicate future performance.

     The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in an advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

     From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, average of the other mutual funds within its category as determined by Lipper, or recognized indicators such as the Dow Jones Industrial Average or the S&P 500 Index. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends.

ATALANTA/SOSNOFF INVESTMENT TRUST
101 Park Avenue
New York, New York 10178


BOARD OF TRUSTEES
Howard A. Drucker
Anthony G. Miller
Toni E. Sosnoff
Irving L. Straus
Aida L. Wilder


INVESTMENT ADVISER
ATALANTA/SOSNOFF CAPITAL CORPORATION (DELAWARE)
101 Park Avenue
New York, New York 10178
212-867-5000


INDEPENDENT AUDITORS
ARTHUR ANDERSEN LLP
425 Walnut Street
Cincinnati, Ohio 45202

LEGAL COUNSEL
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, New York 10019-6099


DISTRIBUTOR
ATALANTA/SOSNOFF MANAGEMENT CORPORATION
101 Park Avenue
New York, New York 10178

TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Shareholder Services
--------------------
Nationwide: (Toll-Free 1-877-SOSNOFF (1-877-767-6633))


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell shares in any State to any person to whom it is unlawful for the Fund to make such offer in such State.

ACCOUNT APPLICATION                         ACCOUNT NO. A8 - ___________________
                                                             (For Fund Use Only)
Please mail account application to:         ------------------------------------
                                            FOR BROKER/DEALER USE ONLY
Atalanta/Sosnoff Fund                       Firm Name:__________________________
P.O. Box 5354                               Home Office Address: _______________
Cincinnati, Ohio 45201-5354                 Branch Address: ____________________
                                            Rep Name & No.: ____________________
                                            Rep Signature: _____________________
ATALANTA/SOSNOFF FUND                       ------------------------------------
================================================================================
Initial Investment of $______________________________________ ($5,000 minimum)
o  Check or draft enclosed payable to the Fund.

o  Bank Wire From: _____________________________________________________________

ACCOUNT NAME                                               S.S. #/TAX I.D.#

__________________________________________________________ _____________________
Name of Individual, Corporation,                           (In case of custodial
Organization, or Minor, etc.                               account please list
                                                           minor's S.S.#)

_________________________________________________________  Citizenship:  o U.S.
  Name of Joint Tenant, Partner, Custodian                               o Other
                                                                         _______
ADDRESS                                                    PHONE

__________________________________________________________ (   )________________
Street or P.O. Box                                         Business Phone

__________________________________________________________ (   )________________
City                                State       Zip        Home Phone

Check Appropriate Box:   o  Individual                 o  Trust
                         o  Joint Tenant               o  Custodial
                         o  Partnership                o  Non-Profit
                            (Right of survivorship     o  Other
                            presumed)
                         o  Corporation

Occupation and Employer Name/Address____________________________________________

Are you an associated person of an NASD member?   o  Yes   o   No
================================================================================
TAXPAYER IDENTIFICATION NUMBER -- Under penalties of perjury I certify that the Taxpayer Identification Number listed above is my correct number. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding. Check box if appropriate:

o I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.
o I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.
================================================================================
DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)

o Share Option --   Income   distributions   and  capital  gains   distributions
                    automatically reinvested in additional shares.
o Income Option --  Income   distributions   and  short   term   capital   gains
                    distributions   paid  in  cash,   long  term  capital  gains
                    distributions reinvested in additional shares.
o Cash Option --    Income distributions and capital gains distributions paid in cash.

                    o By Check  o By ACH to my bank checking or savings account.
                                  PLEASE ATTACH A VOIDED CHECK.
================================================================================
REDEMPTION OPTIONS
I (we) authorize the Trust or Countrywide Fund Services, Inc. to act upon instructions received by telephone, or upon receipt of and in the amounts of checks as described below (if checkwriting is selected), to have amounts withdrawn from my (our) account in the Atalanta/Sosnoff Fund (see prospectus for limitations on this option) and:

o  WIRED ($1,000 minimum) OR MAILED to my (our) bank account designated below. I
   (we) further authorize the use of automated cash transfers to and from the account designated below.

   NOTE: For wire redemptions, the indicated bank should be a commercial bank. PLEASE ATTACH A VOIDED CHECK FOR THE ACCOUNT.

Bank Account Number____________________Bank Routing Transit Number______________

Name of Account Holder__________________________________________________________

Bank Name______________________Bank Address_____________________________________
                                                  City               State
================================================================================
SIGNATURES
By signature below each investor certifies that the investor has received a copy of the Fund's current Prospectus, that he or she is of legal age, and that he or she has full authority and legal capacity for himself/herself or the organization named below, to make this investment and to use the options selected above. The investor appoints Countrywide Fund Services, Inc. as his or her agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor. The investor further agrees that Countrywide Fund Services, Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself/herself and his or her successors and assigns does hereby release Countrywide Fund Services, Inc., Atalanta/Sosnoff Investment Trust, Atalanta/Sosnoff Management Corporation, and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein. Neither the Trust, Atalanta/Sosnoff Capital Corporation (Delaware), Countrywide Fund Services, Inc., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The investor(s) will bear the risk of any such loss. The Trust or Countrywide Fund Services, Inc., or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or Countrywide Fund Services, Inc. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.


____________________________________       _____________________________________
Signature of Individual Owner,             Signature of Joint Owner, if Any
Corporate Officer, Trustee, etc.

____________________________________       _____________________________________
Title of Corporate Officer,                Date
Trustee, etc.

NOTE: CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS MUST COMPLETE THE RESOLUTION
  FORM ON THE REVERSE SIDE. UNLESS OTHERWISE SPECIFIED, EACH JOINT OWNER SHALL
              HAVE FULL AUTHORITY TO ACT ON BEHALF OF THE ACCOUNT.

AUTOMATIC INVESTMENT PLAN (Complete for Investments Into the Fund) The Automatic Investment Plan is available for all established accounts of the Atalanta/Sosnoff Fund. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. For an account that is opened by using this Plan, the minimum initial and subsequent investments must be at least $100. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $_________________ per     ABA Routing Number ____________________
month in the Fund.
                                         FI Account Number _____________________

                                         o  Checking Account  o  Savings Account
____________________________________
Name of Financial Institution (FI)       Please make my automatic investment on:

                                         o  the last business day of each month
____________________________________     o  the 15th day of each month
City                         State       o  both the 15th and last business day


X___________________________________     X______________________________________
 (Signature of Depositor EXACTLY as       (Signature of Joint Tenant - if any)
     it appears on FI Records)

      (Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

Please attach a voided check for the Automatic Investment Plan.

Indemnification to Depositor's Bank
     In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("Countrywide") has put into effect, by which amounts, determined by your depositor, payable to the Atalanta/Sosnoff Fund, for purchase of shares of said Fund, are collected by Countrywide, Countrywide hereby agrees:
     Countrywide will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to their own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such amount. Countrywide will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement. Countrywide will refund to you any amount erroneously paid by you to the Fund if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Funds may be terminated by thirty (30) days' written notice from either party to the other.
================================================================================
AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund -- if the shares in your account have a value of at least $25,000 you may elect this option.) This is an authorization for you to withdraw $________________ ($100 minimum) from my mutual fund account beginning the last business day of the month of ____________.

Please Indicate Withdrawal Schedule (Check One):

o  Monthly -- Withdrawals will be made on the last business day of each month.
o  Quarterly -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
o  Annually -- Please make withdrawals on the last business day of the month of:
   ______________.

Please Select Payment Method (Check One):

o Check: Please mail a check for my withdrawal proceeds to the mailing address on this account.
o ACH Transfer: Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below. I understand that the transfer will be completed in two to three business days and that there is no charge.
o Bank Wire: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

Please attach a voided     _____________________________________________________
check for ACH or bank wire         Bank Name                 Bank Address

                           _____________________________________________________
                               Bank ABA#       Account #       Account Name

o Send to special payee (other than applicant): Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee __________________________________________________________________

Please send to: ________________________________________________________________
                  Street address             City           State          Zip

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)

RESOLVED: That this corporation or organization become a shareholder of the Atalanta/Sosnoff Fund (the Fund) and that
________________________________________________________________________________
is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint Countrywide Fund Services, Inc. as redemption agent of the corporation or organization for shares of the applicable series of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.

                                  Certificate

I hereby certify that the foregoing resolutions are in conformity with the Charter and Bylaws or other empowering documents of the

________________________________________________________________________________
                             (Name of Organization)

incorporated or formed under the laws of _______________________________________
                                                         (State)


and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on ______________________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.

I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                Name                                      Title

_____________________________________    _______________________________________

_____________________________________    _______________________________________

_____________________________________    _______________________________________


Witness my hand and seal of the corporation or organization this _______________ day of ________________, 19___


_____________________________________    _______________________________________
         *Secretary-Clerk                Other Authorized Officer (if required)


*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                        ATALANTA/SOSNOFF INVESTMENT TRUST
                        ---------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                                  May ___, 1998



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Atalanta/Sosnoff Investment Trust (the "Trust") dated May ___, 1998. A copy of the Trust's Prospectus can be obtained by writing the Trust at 312 Walnut Street, 21st floor, Cincinnati, Ohio 45202 or by calling the Trust nationwide toll-free: 1-877-SOSNOFF (1-877- 767-6633).

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                        Atalanta/Sosnoff Investment Trust
                                 101 Park Avenue
                            New York, New York 10178



THE TRUST ................................................................     3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS ............................     3

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS ..................    11

INVESTMENT LIMITATIONS ...................................................    13

TRUSTEES AND OFFICERS ....................................................    14

THE INVESTMENT ADVISER ...................................................    17

THE DISTRIBUTOR ..........................................................    18

SERVICE PLAN .............................................................    18

SECURITIES TRANSACTIONS ..................................................    19

PORTFOLIO TURNOVER .......................................................    21

CALCULATION OF SHARE PRICE ...............................................    21

TAXES ....................................................................    21

REDEMPTION IN KIND .......................................................    23

HISTORICAL PERFORMANCE INFORMATION .......................................    23

CUSTODIAN ................................................................    24

AUDITORS .................................................................    24

COUNTRYWIDE FUND SERVICES, INC ...........................................    25

STATEMENT OF ASSETS AND LIABILITIES ......................................    26

THE TRUST
---------

     The Atalanta/Sosnoff Investment Trust was organized as an Ohio business trust on January 29, 1998. The Trust currently offers one series of shares to investors: the Atalanta/Sosnoff Fund (the "Fund").

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Fund without his express consent.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

     A more detailed discussion of some of the terms used and investment methodology described in the Prospectus (see "Investment Objective, Investment Methodology and Risk Considerations") appears below:

     MAJORITY. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal

Reserve Bank. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

     LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities subject to the restrictions stated in its Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     BANK DEBT INSTRUMENTS. Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to the Fund's restrictions on illiquid investments (see "Investment Limitations").

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser, subject to the direction of the Board of Trustees, such note is liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A-1 (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

     FOREIGN SECURITIES. Subject to the Fund's investment policies and quality and maturity standards, the Fund may invest in the securities (payable in U.S. dollars) of foreign issuers. Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

     WRITING COVERED CALL OPTIONS. The Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the exchanges on which the option is traded and the appropriate clearing agency.

     The writing of covered call options is a conservative investment technique which the Adviser believes involves relatively little risk. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

     As long as the Securities and Exchange Commission continues to take the position that unlisted options are illiquid securities, the Fund will not commit more than 15% of its net assets to unlisted covered call transactions and other illiquid securities.

     WRITING COVERED PUT OPTIONS. The Fund may write covered put options on equity securities to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its Custodian cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding.

     The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised.

     PURCHASING PUT OPTIONS. The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities. An example of such use of put options is provided below.

     The Fund may purchase a put option on an underlying security (a "protective put") owned as a defensive technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

     The Fund may also purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

     The Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

     PURCHASING CALL OPTIONS. The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below.

     Call options may be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

     The Fund will commit no more than 5% of its assets to premiums when purchasing call options. The Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

     OPTIONS TRANSACTIONS GENERALLY. Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Adviser's ability to predict the direction and volatility of price movements in the options and securities markets and the Adviser's ability to select the proper time, type and duration of the options.

     STOCK INDEX FUTURES CONTRACTS. The Fund may enter into S&P Index (or other major market index) futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of stock values in order to establish more definitely the effective return on securities held or intended to be acquired by the Fund. The Fund's hedging may include the purchase of Futures in anticipation of purchasing underlying index stocks prior to the availability of sufficient assets to purchase such stocks or to offset potential increase in stocks prices. When selling Futures Contracts, the Fund will segregate cash assets to cover any related liability.

     The Fund will not enter into Futures Contracts for speculation and will only enter into Futures Contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal

Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

     The Fund will not enter into a Futures Contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to "margin" (down payment) deposits on such Futures Contracts.

     WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may purchase warrants and rights, provided that the Fund does not presently intend to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS
-------------------------------------------------------

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Fund may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for preferred stocks in which the Fund may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

     aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

     Under these fundamental limitations, the Fund MAY NOT:


(1) Issue senior securities, pledge its assets or borrow money, or purchase securities on margin except that it may do so if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(2) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(3) Make short sales of securities or maintain a short position, except short sales "against the box";

(4) The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness;

(5) Write, purchase or sell commodities, commodities contracts or related options;

(6) Invest more than 25% of its total assets in the securities of issuers in any particular industry (other than securities of the United States Government, its agencies or instrumentalities);

(7)  Invest in  interests  in real  estate or real estate  limited  partnerships
     (although it may invest in real estate investment trusts and purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(8) Purchase the securities of any issuer if with respect to 75% of the value of the total assets of the Fund , more than 5% of the value of the total assets of the Fund would be invested in the securities of any one issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, provided that this limitation shall not apply to the purchase of securities issued by the U.S. government, its agencies or instrumentalities.


     Percentage restrictions stated as an investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (limitation number 1, above), the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

TRUSTEES AND OFFICERS
---------------------

     The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk.


                                                                Estimated Annual
                                                                Compensation
Name                    Age       Position Held                 From the Trust
----                    ---       -------------                 --------------

*Anthony G. Miller      39        Chairman,                     $          0
                                  President and Trustee
*Toni E. Sosnoff        55        Vice President                           0
                                  and Trustee
+Howard A. Drucker      56        Trustee                              8,000
+Irving L. Straus       77        Trustee                              8,000
+Aida L. Wilder         50        Trustee                              8,000
 Robert G. Dorsey       41        Vice President                           0
 Mark J. Seger          35        Treasurer                                0
 Tina D. Hosking        29        Secretary                                0

* Mr. Miller and Mrs. Sosnoff, as affiliated persons of Atalanta/Sosnoff Capital Corporation (Delaware) the Fund's investment adviser, and Atalanta/Sosnoff Management Corporation, the Fund's principal underwriter, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.


+    Member of Audit Committee.

     The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

     ANTHONY G. MILLER, 101 Park Avenue, New York, New York, is President and a Trustee of the Trust. He is Executive Vice President, Chief Operating Officer ("COO") and Chief Financial Officer ("CFO") of Atalanta/Sosnoff Capital Corporation (Delaware), (the investment adviser to the Trust and parent of Atalanta/Sosnoff Management Corporation) and Atalanta/Sosnoff Capital Corporation (parent of Atalanta/Sosnoff Capital Corporation (Delaware)). Mr. Miller is also Executive Vice President, COO and CFO of Atalanta/Sosnoff Management Corporation (the Fund's principal underwriter).


     TONI E. SOSNOFF, 101 Park Avenue, New York, New York, is Vice President of Atalanta/Sosnoff Capital Corporation (Delaware), (the investment adviser to the Trust and parent of Atalanta/Sosnoff Management Corporation).

     HOWARD A. DRUCKER, 25 East End Avenue, New York, New York is an attorney and the President of Fundamental Management Corp. which provides real estate management services. He is also a general partner of East Hartford Estates, L.P., a real estate company; and a real estate investor and manager with various properties throughout the United States.

     IRVING L. STRAUS, 1501 Broadway #1809, New York, New York, is a Trustee of the Trust. He is also the chairman of Straus Corporate Communications, a public relations firm; and President of 100% No-Load Mutual Fund Council, a trade organization. Mr. Straus also serves as assistant secretary for Spectral Diagnostics, Inc. which is a publicly-held company in the biotechnology field.

     AIDA L. WILDER, 24 Old Albany Post Rd., Rhinebeck, New York, is a Trustee of the Trust. She is also the Vice President of Wilder Consolidated Enterprises which engages in restaurant operations and has served in this capacity since 1979.

     ROBERT G. DORSEY, 312 Walnut Street, Cincinnati, Ohio, is President and Treasurer of Countrywide Fund Services, Inc. (a registered transfer agent) and Treasurer of Countrywide Investments, Inc. (a registered broker-dealer and investment adviser) and Countrywide Financial Services, Inc. (a financial services company and parent of Countrywide Fund Services, Inc. and Countrywide
Investments, Inc. and a wholly-owned subsidiary of Countrywide Credit Industries, Inc.). He is also Vice President of Brundage, Story and Rose Investment Trust, Markman MultiFund Trust, Dean Family of Funds, The New York State Opportunity Funds, Lake Shore Family of Funds, Maplewood Investment Trust and Wells Family of Real Estate Funds and Assistant Vice President of Firsthand Funds, Schwartz Investment Trust, The James Advantage Funds, The Tuscarora Investment Trust, Williamsburg Investment Trust, The Gannett Welsh & Kotler Funds and The Westport Funds (all of which are registered investment companies).

     MARK J. SEGER, C.P.A., 312 Walnut Street, Cincinnati, Ohio, is Vice President of Countrywide Financial Services, Inc. and Countrywide Fund Services, Inc. He is also Treasurer of Countrywide Investment Trust, Countrywide Tax-Free Trust, Countrywide Strategic Trust, Brundage, Story and Rose Investment Trust, Markman MultiFund Trust, Williamsburg Investment Trust, Dean Family of Funds, The New York State Opportunity Funds, Lake Shore Family of Funds, Maplewood Investment Trust and Wells Family of Real Estate Funds and Assistant Treasurer of Firsthand Funds, Schwartz Investment Trust, The James Advantage Funds, The Tuscarora Investment Trust, The Gannett Welsh & Kotler Funds and The Westport Funds.

     TINA D. HOSKING, 312 Walnut Street, Cincinnati, Ohio, is Associate General Counsel of Countrywide Fund Services, Inc. She is also Secretary of Dean Family of Funds and The New York State Opportunity Funds and Assistant Secretary of PRAGMA Investment Trust, The Gannett Welsh & Kotler Funds, The James Advantage Funds, Wells Family of Real Estate Funds and Lake Shore Family of Funds.

     Each non-interested Trustee will receive a quarterly retainer of $1,000 and a $1,000 fee for each Board meeting attended and will be reimbursed for travel and other expenses incurred in the performance of their duties.


THE INVESTMENT ADVISER
----------------------

     Atalanta/Sosnoff Capital Corporation (Delaware) (the "Adviser") is the Fund's investment adviser. The Adviser is a wholly-owned subsidiary of Atalanta/Sosnoff Capital Corporation ("A/SCC"), a public company listed as a member firm of the New York Stock Exchange. Martin T. Sosnoff is the controlling shareholder, Chairman and a Director of A/SCC and the Chairman and a Director of the Adviser and Atalanta/Sosnoff Management Corporation, the Fund's principal underwriter (the "Distributor"). Anthony G. Miller is Executive Vice President, COO and CFO of the Adviser, A/SCC and the Distributor. Messrs. Sosnoff and Miller, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Mr. Miller is also the President and a Trustee of the Trust.

     Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. The Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .75% of its average daily net assets.

     The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Fund may be a party. The Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Adviser bears promotional expenses in connection with the distribution of the Fund's shares. The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Adviser are paid by the Adviser.

     By its terms, the advisory agreement will remain in force until ______, 2000 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser. The advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE DISTRIBUTOR
---------------

     Atalanta/Sosnoff Management Corporation (the "Distributor") is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor pays from its own resources promotional expenses in connection with the distribution of the Fund's shares and any other expenses incurred by it in the performance of its obligations under the Underwriting Agreement with the Fund.


SERVICE PLAN
------------

     As stated in the Prospectus, the Fund has adopted a service plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits the Fund to compensate the Distributor for its services to the Fund. The Distributor is responsible for the payment of any expenses incurred in the distribution and promotion of Fund shares or the servicing of shareholder accounts, including but not limited to, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions and providing such other shareholder servicing as the Trust might reasonably request; formulating and implementing of marketing and promotion activities; the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other shareholder servicing-related expenses, including any servicing fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Distributor. The Plan expressly limits payments to the Distributor in any fiscal year to a maximum of .25% of the average daily net assets of the Fund.

     Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Fund's shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

     The continuance of the Plan and Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated by the Fund at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the

Fund. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments to the Distributor after the termination date. The Plan may not be amended to increase materially the amount to be spent under the Plan without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution and shareholder servicing expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for shareholder servicing will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

     By reason of their ownership of shares of the Adviser and the Distributor, Anthony G. Miller and Toni E. Sosnoff may each be deemed to have a financial interest in the operation of the Plan.


SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer.

     The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Fund.

     The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Adviser and other affiliates of the Trust may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with the Adviser if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Adviser, nor affiliates of the Trust, or the Adviser, will receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers.

     CODE OF ETHICS. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser and the Distributor. No employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by the Fund.


PORTFOLIO TURNOVER
------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. The Adviser anticipates that the Fund's portfolio turnover rate normally will not exceed 150%. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period.

     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE
--------------------------

     The share price (net asset value) of the shares of the Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

TAXES
-----

     The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 75% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

     Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any ninety day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         n
                                P (1 + T)  = ERV

Where:

P   =     a hypothetical initial payment of $1,000
T   =     average annual total return
n   =     number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

     The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of any applicable initial sales load or over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use the following publications or indices to discuss or compare Fund performance:

     Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in the Growth Funds category. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index and the Dow Jones Industrial Average. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.


CUSTODIAN
---------

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, has been retained to act as Custodian for the Fund's investments. Star Bank, acts as the fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------

     The firm of Arthur Andersen LLP has been selected as independent public accountants for the Trust for the fiscal year ending May 31, 1999. Arthur Andersen, 425 Walnut Street, Cincinnati, Ohio 45202 performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.

COUNTRYWIDE FUND SERVICES, INC.
-------------------------------

     The Trust has retained Countrywide Fund Services, Inc. (the "Transfer Agent") to act as the Fund's transfer agent. The Transfer Agent is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Transfer Agent maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Transfer Agent receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee is $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     The Transfer Agent also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable the Transfer Agent to perform its duties, the Fund pays the Transfer Agent a fee in accordance with the following schedule:


     Average Monthly Net Assets                          Monthly Fee
     --------------------------                          -----------
    $          0 - $ 50,000,000                            $2,000
    $ 50,000,000 -  100,000,000                            $2,500
    $100,000,000 -  200,000,000                            $3,000
    $200,000,000 -  300,000,000                            $4,000
            Over -  300,000,000                            $5,000 + .001%
                                                           of average net assets

In addition, the Fund pays all costs of external pricing services.

     The Transfer Agent also provides administrative services to the Fund. In this capacity, the Transfer Agent supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Transfer Agent supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Fund pays the Transfer Agent a fee at the annual rate of .15% of the average value of its daily net assets up to $50,000,000,
 .125% of such assets from $50,000,000 to $100,000,000 and .10% of such assets in excess of $100,000,000, provided, however, that the minimum fee is $1,000 per month.

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------

     The Fund's Statement of Assets and Liabilities as of May 6, 1998, which has been audited by Arthur Andersen is attached to this Statement of Additional Information.

                               ARTHUR ANDERSEN LLP



                        ATALANTA/SOSNOFF INVESTMENT TRUST
                        ---------------------------------

                              ATALANTA/SOSNOFF FUND
                              ---------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                       -----------------------------------

                                      AS OF
                                      -----

                                   MAY 6, 1998
                                   -----------


                                  TOGETHER WITH
                                  -------------

                                AUDITORS' REPORT
                                ----------------

                               ARTHUR ANDERSEN LLP

                    Report of Independent Public Accountants
                    ----------------------------------------


To the Trustees and Shareholder of
  the Atalanta/Sosnoff Fund of Atalanta/Sosnoff Investment Trust:

     We have audited the accompanying statement of assets and liabilities of the Atalanta/Sosnoff Fund of Atalanta/Sosnoff Investment Trust as of May 6, 1998. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Atalanta/Sosnoff Fund of Atalanta/Sosnoff Investment Trust as of May 6, 1998 in conformity with generally accepted accounting principles.


                                               /s/ Arthur Andersen LLP

Cincinnati, Ohio
  May 8, 1998

ATALANTA/SOSNOFF INVESTMENT TRUST
ATALANTA/SOSNOFF FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 6, 1998
--------------------------------------------------------------------------------
ASSETS
Cash                                                                 $   100,000
Organization costs (Note 2)                                               56,000
                                                                     -----------
   TOTAL ASSETS                                                          156,000
                                                                     -----------
LIABILITIES
Accrued expenses (Note 2)                                            $    56,000
                                                                     -----------
   TOTAL LIABILITIES                                                      56,000
                                                                     -----------


NET ASSETS FOR SHARES OF BENEFICIAL
   INTEREST OUTSTANDING                                              $   100,000
                                                                     ===========

SHARES OUTSTANDING                                                        10,000
                                                                     ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
    PRICE PER SHARE                                                  $     10.00
                                                                     ===========

The accompanying notes are an integral part of this statement.

                        ATALANTA/SOSNOFF INVESTMENT TRUST
                        ---------------------------------

                  NOTES OF STATEMENT OF ASSETS AND LIABILITIES
                  --------------------------------------------

                                AS OF MAY 6, 1998
                                -----------------


(1) The ATALANTA/SOSNOFF FUND (the Fund) is a diversified series of the ATALANTA/SOSNOFF INVESTMENT TRUST, an open-end management investment company established as a Ohio business trust under a Declaration of Trust dated January 29, 1998. On May 6, 1998, 10,000 shares of the Fund were issued for cash at $10.00 per share. The Fund has had no operations except for the initial issuance of shares.

(2) Expenses incurred in connection with the organization of the Fund and the initial offering of shares are estimated to be $56,000. These expenses have been or will be paid by Atalanta/Sosnoff Capital Corporation (Delaware) (the Adviser). Upon commencement of the public offering of shares of the Fund, the Fund will reimburse the Adviser for such expenses, with that amount being capitalized and amortized on a straight-line basis over five years. As of May 6, 1998, all outstanding shares of the Fund were held by the Adviser, who purchased these initial shares in order to provide the Trust with its required capital. In the event the initial shares of the Fund are redeemed by any holder thereof at any time prior to the complete amortization of organizational expenses, the redemption proceeds payable with respect to such shares will be reduced by the pro rata share (based upon the portion of the shares redeemed in relation to the required capitalization) of the unamortized deferred organizational expenses as of the date of such redemption.

(3) Reference is made to the Prospectus and this Statement of Additional Information for a description of the Advisory Agreement, the Underwriting Agreement, the Administration Agreement, tax aspects of the Funds and the calculation of the net asset value of shares of the Fund.

                        ATALANTA/SOSNOFF INVESTMENT TRUST
                        ---------------------------------

PART C.   OTHER INFORMATION
-------   -----------------

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------

     (a)  (i)  Financial Statements included in Part A:

               None

          (ii) Financial Statements included in Part B:

               Statement of Assets and Liabilities,
               May 6, 1998

               Notes to Financial Statements

               Report of Independent Public Accountants

     (b)  Exhibits

          (1)       Agreement and Declaration of Trust*

          (2)       Bylaws*

          (3)       Inapplicable

          (4)       Inapplicable

          (5) Form of Advisory Agreement with Atalanta/Sosnoff Capital Corporation (Delaware)*

          (6)       Form  of   Underwriting   Agreement  with   Atalanta/Sosnoff
                    Management Corporation*

          (7)       Inapplicable

          (8)       Form of Custody Agreement

          (9)(i) Form of Administration Agreement with Countrywide Fund Services, Inc.*

             (ii) Form of Accounting Services Agreement with Countrywide Fund Services, Inc.*

             (iii) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc.*

          (10)(i)   Opinion and Consent of Counsel

              (ii)  Consent of Counsel to Trust and Independent Trustees

          (11)      Consent of Independent Public Accountants

          (12)      Inapplicable

          (13)      Agreement Relating to Initial Capital

          (14)      Inapplicable

          (15)      Form of Service Plan Pursuant to Rule 12b-1

          (16)      Inapplicable

          (17)      Financial Data Schedule

          (18)      Inapplicable

--------------------------------------
* Incorporated by reference to the Trust's initial registration statement on Form N-1A.

Item 25.  Persons Controlled by or Under Common Control with Registrant.
--------  --------------------------------------------------------------

          After commencement of the public offering of the Registrant's shares, the Registrant expects that no person will be directly or indirectly controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities.
--------  --------------------------------

          As of May 18, 1998, Atalanta/Sosnoff Capital Corporation (Delaware), the investment adviser to the Registrant, is the only holder of the shares of beneficial interest of the Registrant.

Item 27.  Indemnification
--------  ---------------

          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

               "Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                    Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                    Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Registrant expects to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy will provide coverage to the Registrant, its Trustees and officers, Atalanta/Sosnoff Capital Corporation (Delaware) (the "Adviser") and Atalanta/Sosnoff Management Corporation (the "Distributor"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

          The Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under this Agreement or breach of its duty or of its obligations hereunder.

Item 28.  Business and Other Connections of the Investment Adviser
--------  --------------------------------------------------------

          (a) The Adviser is a registered investment adviser, providing investment advisory services to the Registrant. The Adviser has been engaged since 1982 in the business of providing investment advisory services to individual, institutional and corporate clients.

          (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i) Martin T. Sosnoff - Chairman & Director of the Adviser. Chairman, Director and Controlling Shareholder of
                    Atalanta/Sosnoff Capital Corporation ("A/SCC"), the Adviser's parent company. Chairman and Director of Atalanta/Sosnoff Management Corporation, the Registrant's principal underwriter (the "Distributor").

               (ii) Craig B.  Steinberg - President  and Director of the Adviser
                    and the Distributor.

               (iii)Anthony  G.  Miller  -  Executive  Vice   President,   Chief
                    Operating Officer and Chief Financial Officer of the Adviser, A/SCC and the Distributor. Chairman, President and a Trustee of the Trust.

               (iv) Paul P. Tanico - Executive Vice President of the Adviser and
                    the Distributor. General Partner of Castlerock Partners, an investment partnership.

               (v) Toni E. Sosnoff - Vice President of the Adviser. Vice President and Trustee of the Trust.


Item 29.  Principal Underwriters
--------  ----------------------

          (a)  Inapplicable

                                      Position                   Position
                                      with                       with
          (b)  Name                   Underwriter                Registrant
               ----                   -----------                ----------

               Martin T. Sosnoff      Chairman of                None
                                      the Board
                                      and Director

               Craig B. Steinberg     President                  None
                                      and
                                      Director

               Anthony G. Miller      Executive Vice             Chairman,
                                      President, Chief           President and
                                      Operating Officer          a Trustee
                                      and Chief
                                      Financial Officer

               Paul P. Tanico         Executive Vice             None
                                      President

               John P. O'Brien        Vice President;            None
                                      Controller


               The address of all of the above-named persons is 101 Park Avenue, New York, New York 10178.

          (c)  Inapplicable

Item 30.  Location of Accounts and Records
--------  --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 101 Park Avenue, New York, New York 10178 as well as at the offices of the Registrant's transfer agent located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.

Item 31.  Management Services Not Discussed in Parts A or B
--------  -------------------------------------------------

          Inapplicable

Item 32.  Undertakings
--------  ------------

          (a)  Inapplicable

          (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

          (c) The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 18th day of May, 1998.


                                    ATALANTA/SOSNOFF INVESTMENT TRUST


                                    By: /s/ Anthony G. Miller
                                       ------------------------
                                       Anthony G. Miller
                                       Chairman and President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                   Title             Date
   ---------                   -----             ----


/s/ Anthony G. Miller          President         May 18, 1998
---------------------          and Trustee
Anthony G. Miller


/s/ Mark J. Seger              Treasurer         May 18, 1998
---------------------
Mark J. Seger

                               Trustee           /s/ Cassandra M. Wambaugh
---------------------                            -------------------------
Howard A. Drucker*                               Cassandra M. Wambaugh
                                                 Attorney-in-fact*
                                                 May 18, 1998
                               Trustee
---------------------
Toni E. Sosnoff*

                               Trustee
---------------------
Irving L. Straus*

                               Trustee
---------------------
Aida L. Wilder*

                                INDEX TO EXHIBITS
                                -----------------

(1)       Agreement and Declaration of Trust*

(2)       Bylaws*

(3)       Inapplicable

(4)       Inapplicable

(5)       Form of Advisory Agreement*

(6)       Form of Underwriting Agreement*

(7)       Inapplicable

(8)       Form of Custody Agreement

(9)(i)    Form of Administration Agreement*

   (ii)   Form of Accounting Services Agreement*

   (iii) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement*

(10)(i)   Opinion and Consent of Counsel

    (ii)  Consent of Counsel to Trust and Independent Trustees

(11)      Consent of Independent Public Accountants

(12)      Inapplicable

(13)      Agreement Relating to Initial Capital

(14)      Inapplicable

(15)      Form of Service Plan Pursuant to Rule 12b-1

(16)      Inapplicable

(17)      Financial Data Schedule

(18)      Inapplicable

----------------------------
*    Incorporated  by  reference to the Trust's  registration  statement on Form
     N-1A.